Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash on hand	$ 14,745	$ 39,770
Tax refund titles	2,769	3,233
Total cash and cash equivalents	$ 17,514	$ 43,003	[1]	$ 72,112		$ 4,229

[1]	Refer to Note 4. Independent Investigation and Restatement